Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 01, 2015 USD ($)	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Employee contribution plan expenses	$ 94,963	$ 86,186	$ 41,144
Value added tax percentage	6.00%
Compensation limit amount				$ 70,000	¥ 500,000